UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

NOTICE OF INTENTION TO REDEEM SECURITIES PURSUANT TO RULE 23C-2

UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 814-00757

FS KKR CAPITAL CORP.

(Name of Registrant)

201 Rouse Boulevard

Philadelphia, PA 19112

(Address of Principal Executive Offices)

The undersigned hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)	Title of the class of securities of FS KKR Capital Corp. (the “Company”) to be redeemed:

4.250% Notes due 2020 (CUSIP / ISIN Nos. 302635AB3 / US302635AB34) (the “Notes”)

(2)	Date on which the securities are to be redeemed:

The Notes will be redeemed on December 16, 2019.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Notes are to be redeemed pursuant to (i) Article Eleven of the Company’s base indenture governing the Notes, dated as of July 14, 2014 (the “Base Indenture”), between the Company and US Bank National Association, as trustee, and (ii) Section 1.01(h) of the Second Supplemental Indenture, dated as of December 3, 2014, between the Company and U.S. Bank National Association, as trustee (the “Second Supplemental Indenture”).

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem 100% of the outstanding Notes ($190,753,000 aggregate principal amount) pursuant to the terms of the Base Indenture and the Second Supplemental Indenture.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 12th day of December, 2019.

FS KKR CAPITAL CORP.

By:	/s/ Stephen Sypherd
Name: Stephen Sypherd
Title: General Counsel